Long-Term Incentive Plans (LTIPs) - 2018 HeadHunter Unit Option Plan (Details) ₽ in Thousands					12 Months Ended
	Jan. 25, 2022 RUB (₽) Y Options	May 26, 2020 RUB (₽) Y Options	Mar. 05, 2020 RUB (₽) Y Options	May 28, 2019 RUB (₽) Options Y	Dec. 31, 2022 Options $ / shares shares	Dec. 31, 2018 shares
2018 Unit Option Plan | Maximum
Management incentive agreement
Number of new shares to be issued | shares					394,625
2018 HeadHunter Unit Option Plan | Equity Settled Awards
Management incentive agreement
Number of new shares to be issued | shares						600
Percentage of net proceeds from liquidity event						0.005%
2018 HeadHunter Unit Option Plan | Equity Settled Awards | Vesting at 3 years of service
Management incentive agreement
Percentage of vesting						20.00%
Vesting period						3 years
2018 HeadHunter Unit Option Plan | Equity Settled Awards | Vesting at 7 years of service
Management incentive agreement
Percentage of vesting						20.00%
Vesting period						7 years
2018 HeadHunter Unit Option Plan | Award Series 1
Management incentive agreement
Number of units | Options				300	300
Exercise price (per unit) | $ / shares					$ 13.50
Fair value at grant date				₽ 265,394
2018 HeadHunter Unit Option Plan | Award Series 1, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility				43.00%
Expected dividend yield				1.53%
Risk-free interest rate				1.74%
Expected life at grant date (years) | Y				3
Forfeiture rate				3.39%
Fair value (per unit)				₽ 763
Fair value at grant date				₽ 44,205
2018 HeadHunter Unit Option Plan | Award Series 1, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility				43.00%
Expected dividend yield				1.53%
Risk-free interest rate				1.77%
Expected life at grant date (years) | Y				4
Forfeiture rate				3.39%
Fair value (per unit)				₽ 859
Fair value at grant date				₽ 49,815
2018 HeadHunter Unit Option Plan | Award Series 1, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility				43.00%
Expected dividend yield				1.53%
Risk-free interest rate				1.80%
Expected life at grant date (years) | Y				5
Forfeiture rate				3.39%
Fair value (per unit)				₽ 932
Fair value at grant date				₽ 54,036
2018 HeadHunter Unit Option Plan | Award Series 1, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility				43.00%
Expected dividend yield				1.53%
Risk-free interest rate				1.86%
Expected life at grant date (years) | Y				6
Forfeiture rate				3.39%
Fair value (per unit)				₽ 996
Fair value at grant date				₽ 57,738
2018 HeadHunter Unit Option Plan | Award Series 1, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility				43.00%
Expected dividend yield				1.53%
Risk-free interest rate				1.92%
Expected life at grant date (years) | Y				7
Forfeiture rate				3.39%
Fair value (per unit)				₽ 1,028
Fair value at grant date				₽ 59,600
2018 HeadHunter Unit Option Plan | Award Series 2
Management incentive agreement
Number of units | Options			41		41
Exercise price (per unit) | $ / shares					$ 21.23
Fair value at grant date			₽ 30,787
2018 HeadHunter Unit Option Plan | Award Series 2, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			50.00%
Expected dividend yield			1.94%
Risk-free interest rate			0.29%
Expected life at grant date (years) | Y			3
Forfeiture rate			3.39%
Fair value (per unit)			₽ 498
Fair value at grant date			₽ 3,946
2018 HeadHunter Unit Option Plan | Award Series 2, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			50.00%
Expected dividend yield			1.94%
Risk-free interest rate			0.33%
Expected life at grant date (years) | Y			4
Forfeiture rate			3.39%
Fair value (per unit)			₽ 668
Fair value at grant date			₽ 5,292
2018 HeadHunter Unit Option Plan | Award Series 2, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			50.00%
Expected dividend yield			1.94%
Risk-free interest rate			0.37%
Expected life at grant date (years) | Y			5
Forfeiture rate			3.39%
Fair value (per unit)			₽ 802
Fair value at grant date			₽ 6,355
2018 HeadHunter Unit Option Plan | Award Series 2, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			50.00%
Expected dividend yield			1.94%
Risk-free interest rate			0.46%
Expected life at grant date (years) | Y			6
Forfeiture rate			3.39%
Fair value (per unit)			₽ 924
Fair value at grant date			₽ 7,319
2018 HeadHunter Unit Option Plan | Award Series 2, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			50.00%
Expected dividend yield			1.94%
Risk-free interest rate			0.55%
Expected life at grant date (years) | Y			7
Forfeiture rate			3.39%
Fair value (per unit)			₽ 994
Fair value at grant date			₽ 7,875
2018 HeadHunter Unit Option Plan | Award Series 3
Management incentive agreement
Number of units | Options		33			33
Exercise price (per unit) | $ / shares					$ 18.92
Fair value at grant date		₽ 40,448
2018 HeadHunter Unit Option Plan | Award Series 3, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.22%
Expected life at grant date (years) | Y		3
Forfeiture rate		3.39%
Fair value (per unit)		₽ 1,008
Fair value at grant date		₽ 6,428
2018 HeadHunter Unit Option Plan | Award Series 3, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.27%
Expected life at grant date (years) | Y		4
Forfeiture rate		3.39%
Fair value (per unit)		₽ 1,172
Fair value at grant date		₽ 7,476
2018 HeadHunter Unit Option Plan | Award Series 3, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.32%
Expected life at grant date (years) | Y		5
Forfeiture rate		3.39%
Fair value (per unit)		₽ 1,298
Fair value at grant date		₽ 8,278
2018 HeadHunter Unit Option Plan | Award Series 3, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.42%
Expected life at grant date (years) | Y		6
Forfeiture rate		3.39%
Fair value (per unit)		₽ 1,404
Fair value at grant date		₽ 8,954
2018 HeadHunter Unit Option Plan | Award Series 3, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.51%
Expected life at grant date (years) | Y		7
Forfeiture rate		3.39%
Fair value (per unit)		₽ 1,460
Fair value at grant date		₽ 9,312
2018 HeadHunter Unit Option Plan | Award Series 4
Management incentive agreement
Number of units | Options	16				16
Exercise price (per unit) | $ / shares					$ 13.50
Fair value at grant date	₽ 72,400
2018 HeadHunter Unit Option Plan | Award Series 4, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	42.50%
Expected dividend yield	2.25%
Risk-free interest rate	0.20%
Expected life at grant date (years) | Y	0.3
Fair value (per unit)	₽ 4,695
Fair value at grant date	₽ 15,024
2018 HeadHunter Unit Option Plan | Award Series 4, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	42.50%
Expected dividend yield	2.25%
Risk-free interest rate	0.75%
Expected life at grant date (years) | Y	1.3
Fair value (per unit)	₽ 4,599
Fair value at grant date	₽ 14,717
2018 HeadHunter Unit Option Plan | Award Series 4, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	42.50%
Expected dividend yield	2.25%
Risk-free interest rate	1.09%
Expected life at grant date (years) | Y	2.3
Fair value (per unit)	₽ 4,521
Fair value at grant date	₽ 14,466
2018 HeadHunter Unit Option Plan | Award Series 4, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	42.50%
Expected dividend yield	2.25%
Risk-free interest rate	1.32%
Expected life at grant date (years) | Y	3.3
Fair value (per unit)	₽ 4,444
Fair value at grant date	₽ 14,222
2018 HeadHunter Unit Option Plan | Award Series 4, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	42.50%
Expected dividend yield	2.25%
Risk-free interest rate	1.46%
Expected life at grant date (years) | Y	4.3
Fair value (per unit)	₽ 4,366
Fair value at grant date	₽ 13,971